Vanguard Energy Fund

Supplement Dated May 12, 2026, to the Prospectus and Summary Prospectus Dated May 29, 2025

Important Change to Vanguard Energy Fund

Fund Name Change

As previously announced, effective today, Vanguard Energy Fund (the “Fund”) has changed its name to Vanguard Energy Opportunities Fund.

All references to the Fund are replaced with Vanguard Energy Opportunities Fund.

The Fund’s investment objective, strategies, and policies will remain unchanged.

© 2026 The Vanguard Group, Inc. All rights reserved.	PS 051B 052026
Vanguard Marketing Corporation, Distributor.

Vanguard Specialized Funds

Supplement Dated May 12, 2026, to the Statement of Additional Information Dated May 29, 2025
Important Change to Vanguard Energy Fund
Fund Name Change
As previously announced, effective today, Vanguard Energy Fund (the “Fund”) has changed its name to Vanguard Energy Opportunities Fund.
All references to the Fund are replaced with Vanguard Energy Opportunities Fund.
The Fund’s investment objective, strategies, and polices will remain unchanged.
© 2026 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 051B 052026